Schedule of investments
Delaware Tax-Free Arizona Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.72%
Education Revenue Bonds — 27.25%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	$ 1,003,530
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	314,429
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	256,333
144A 6.00% 7/1/47 #	400,000	405,152
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	339,532
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	487,120
(Equitable School Revolving Fund) Series A 4.00% 11/1/49	1,600,000	1,398,672
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	623,450
Series A 2.375% 7/1/52	1,205,000	705,419
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,980,000	1,552,815
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	353,250
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,084,810
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	1,250,000	1,208,775
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	243,640
(Creighton University Project) 4.00% 7/1/50	1,000,000	908,800
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	734,947
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,754,340
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	787,222
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
McAllister, Arizona Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	500,000	$ 525,010
Phoenix, Arizona Industrial Development Authority
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	976,610
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	750,000	647,130
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	463,296
		16,774,282
Electric Revenue Bonds — 7.58%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	565,000	583,747
Mesa, Arizona Utility System Revenue
4.00% 7/1/42	550,000	546,486
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	39,463
Series AAA 5.25% 7/1/25 ‡	35,000	25,025
Series WW 5.00% 7/1/28 ‡	550,000	394,625
Series WW 5.50% 7/1/38 ‡	710,000	510,312
Series XX 4.75% 7/1/26 ‡	35,000	24,850
Series XX 5.25% 7/1/40 ‡	355,000	254,712
Series XX 5.75% 7/1/36 ‡	125,000	90,000
Series ZZ 4.75% 7/1/27 ‡	30,000	21,300
Series ZZ 5.25% 7/1/24 ‡	45,000	32,175
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	1,000,000	1,069,670
Series A 5.00% 1/1/47	1,000,000	1,072,960
		4,665,325
Healthcare Revenue Bonds — 22.96%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,008,750
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	$ 2,016,990
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	84,319
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	79,611
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	28,518
Series B 5.125% 1/1/54	65,000	32,551
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	235,805
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	906,120
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	115,296
5.25% 11/15/46	415,000	293,475
(Royal Oaks Inspirita Pointe Project) Series A 5.00% 5/15/56	1,000,000	831,090
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	942,240
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	161,592
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	217,176
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	968,200
Series A 4.00% 1/1/44	1,665,000	1,602,663
Series D 4.00% 1/1/48	650,000	612,950
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	500,000	357,940
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	$ 281,293
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	287,056
5.00% 7/1/30	105,000	113,897
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	484,504
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,367,535
Series A 5.25% 8/1/33	500,000	500,675
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	298,422
Series A 5.25% 8/1/32	300,000	305,319
		14,133,987
Industrial Development Revenue/Pollution ControlRevenue Bonds — 5.63%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	247,500
Series A 144A 7.75% 7/1/50 #, ‡	285,000	156,750
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 5.00% 9/1/42 (AMT) •	1,000,000	1,025,660
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,033,780
		3,463,690
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bond — 1.63%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	$ 1,001,140
		1,001,140
Local General Obligation Bonds — 3.54%
Maricopa County, Arizona High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	1,014,720
Maricopa County, Arizona School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	350,000	386,540
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement) 4.00% 7/1/35	500,000	517,725
Pinal County, Arizona Community College District
4.00% 7/1/31	250,000	257,608
		2,176,593
Special Tax Revenue Bonds — 17.64%
Arizona Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	510,380
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	705,180
4.00% 7/1/52	1,035,000	973,107
Commonwealth of Puerto Rico
3.111% 11/1/43 •	1,238,703	605,416
GDB Debt Recovery Authority
7.50% 8/20/40	2,450,479	2,027,771
Glendale, Arizona Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	500,000	516,220
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	300,000	298,431
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.506% 7/1/51 ^	3,814,000	759,558
Series A-1 5.60% 7/1/46 ^	1,110,000	299,967
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	$ 2,304,216
Series A-2 4.329% 7/1/40	1,000,000	928,930
Series A-2 4.329% 7/1/40	1,000,000	928,930
		10,858,106
State General Obligation Bonds — 0.52%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	185,336	155,236
Series A-1 4.00% 7/1/46	200,000	161,712
		316,948
Transportation Revenue Bonds — 6.97%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	524,635
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,209,702
Series B 5.00% 7/1/49 (AMT)	400,000	411,384
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	461,860
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	200,000	192,250
Series C 6.80% 7/1/53	805,000	491,042
		4,290,873
Water & Sewer Revenue Bonds — 4.00%
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	623,880
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	972,900
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	$ 867,807
		2,464,587
Total Municipal Bonds (cost $66,294,760)		60,145,531
Total Value of Securities—97.72% (cost $66,294,760)		60,145,531

Receivables and Other Assets Net of Liabilities—2.28%		1,400,807
Net Assets Applicable to 6,126,240 Shares Outstanding—100.00%		$61,546,338
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $5,401,292, which represents 8.78% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NQ-322 [5/23] 7/23 (2980369)    7

Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
Summary of abbreviations: (continued)
USD – US Dollar
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